SEC Schedule, Article 12-09, Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Allowance for deferred tax assets
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 23,330	$ 11,623	$ 4,752
Charged to costs and expenses	32,290	11,707	6,871
Deductions	0	0	0
Balance at end of period	55,620	23,330	11,623
Liability for loss and loss adjustment expenses
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	69,800	62,758	0
Charged to costs and expenses	21,335	15,337	71,551
Deductions	10,868	8,295	8,793
Balance at end of period	80,267	69,800	62,758
Allowance for doubtful accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	492	210	0
Charged to costs and expenses	1,230	424	210
Deductions	640	142	0
Balance at end of period	$ 1,082	$ 492	$ 210